Document and Entity Information	Dec. 19, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000055067
Document Type	8-K
Document Period End Date	Dec. 19, 2023
Entity Registrant Name	Kellanova
Entity Incorporation State Country Code	DE
Entity File Number	1-4171
Entity Tax Identification Number	38-0710690
Entity Address, Address Line One	412 N. Wells Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	(269)
Local Phone Number	961-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.25 par value per share
Trading Symbol	K
Security Exchange Name	NYSE
A 1.000 Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Senior Notes due 2024
Trading Symbol	K 24
Security Exchange Name	NYSE
A 1.250 Senior Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.250% Senior Notes due 2025
Trading Symbol	K 25
Security Exchange Name	NYSE
Five Zero Percent Euro Notes Due Twenty Twenty Nine [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Senior Notes due 2029
Trading Symbol	K 29
Security Exchange Name	NYSE